Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2023
Trade and other payables.
Summary of trade and other payables

	30 June	31 December	1 January
US$ thousand	2023	2022	2022
Trade payables due to third parties	13,805	927	604
Trade payables due to related parties	15,484	—	—
Advances received	12,251	—	—
Accrued expenses	18,889	—	—
Interest payable	1,673	—	—
Mining royalty	1,652	—	—
	63,754	927	604